Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Profit for the year	$ 352	$ 541	$ 459
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	502	308	491
Cash flow from operations before contract acquisition costs	854	849	950
Contract acquisition costs, net of repayments	(54)	(57)	(42)
Cash flow from operations	800	792	908
Interest paid	(70)	(69)	(72)
Interest received	2	1	4
Tax paid on operating activities	(66)	(147)	(130)
Net cash from operating activities	666	577	710
Cash flow from investing activities
Purchase of property, plant and equipment	(46)	(44)	(32)
Purchase of intangible assets	(112)	(172)	(130)
Investment in associates and joint ventures	(1)	(47)	(14)
Loan advances to associates and joint ventures	0		(2)
Investment in other financial assets	(33)	(30)	(13)
Acquisition of businesses, net of cash acquired	(38)
Capitalised interest paid	(5)	(6)	(5)
Landlord contributions to property, plant and equipment	8	14
Disposal of hotel assets, net of costs and cash disposed	0		(5)
Loan repayments by associates and joint ventures	0	9
Distributions from associates and joint ventures	32		2
Repayments of other financial assets	8	20	25
Disposal of equity securities	0	75
Tax paid on disposals	(2)	(25)	0
Net cash from investing activities	(189)	(206)	(174)
Cash flow from financing activities
Purchase of own shares by employee share trusts	(3)	(3)	(10)
Dividends paid to shareholders	(199)	(593)	(1,693)
Dividend paid to non-controlling interest	(1)	(3)	(5)
Transaction costs relating to shareholder returns	0		(1)
Issue of long-term bonds, including effect of currency swaps	554		459
Long-term bonds repaid	0		(315)
(Decrease)/increase in other borrowings	(268)	153	109
Proceeds from currency swaps	3
Net cash from financing activities	86	(446)	(1,456)
Net movement in cash and cash equivalents in the year	563	(75)	(920)
Cash and cash equivalents at beginning of the year	58	117	1,098
Exchange rate effects	(21)	16	(61)
Cash and cash equivalents at end of the year	$ 600	$ 58	$ 117